Related Party Transactions (Details) - Schedule of Due to Related Parties - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Mr. Gang Lai [Member]
Schedule of Due to Related Parties [Line Items]
Total due to related parties	$ 540,096	$ 3,379,263
Related Party [Member]
Schedule of Due to Related Parties [Line Items]
Total due to related parties	$ 540,096	$ 3,379,263